Non-Cash Share-Based Compensation - Summary of Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted		0
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted	3,760,210
Number of Shares, Canceled or Forfeited	(73,124)
Number of Shares, Outstanding as of December 31, 2020	3,687,086
Number of Shares, Exercisable as of December 31, 2020	264,106
Number of Shares, Vested and expected to vest as of December 31, 2020	3,687,086
Weighted Average Exercise Price, Granted	$ 14.79
Weighted Average Exercise Price, Canceled or Forfeited	15.32
Weighted Average Exercise Price, Outstanding as of December 31, 2020	13.03
Weighted Average Exercise Price, Exercisable as of December 31, 2020	14.76
Weighted Average Exercise Price, Vested and expected to vest as of December 31, 2020	$ 13.03
Weighted Average Remaining Contractual Term (in years), Outstanding as of December 31, 2020	9 years 7 months 2 days
Weighted Average Remaining Contractual Term (in years), Exercisable as of December 31, 2020	9 years 6 months 14 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of December 31, 2020	9 years 7 months 2 days
Aggregate Intrinsic Value, Outstanding as of December 31, 2020	$ 9,931
Aggregate Intrinsic Value, Exercisable as of December 31, 2020	943
Aggregate Intrinsic Value, Vested and expected to vest as of December 31, 2020	$ 9,931